Revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Provision for credit losses, net of recoveries	$ 23.4	$ 10.4	$ 16.4
Provision for credit losses recorded as a reduction to revenue for the provision of specific receivables whole collection is not considered probable	25.2	23.7	19.8
Deferred revenue for removal services for lease transactions and advance billings for sale transactions	124.1	102.2
Recognition of previously deferred revenue for removal services for lease transactions and advance billings for sale transactions	$ 67.6	$ 47.2	$ 38.8
Accounts Receivable | Credit Concentration Risk | No Single Customer
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	1.00%	1.70%
Accounts Receivable | Credit Concentration Risk | Top Five Customers
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	4.30%	5.40%
Leasing revenue | Revenue | Product Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	77.00%	75.00%	74.00%